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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                                --------------

Check here if Amendment /X/; Amendment Number: 2

This Amendment:  (Check only one:): /X/ is a restatement
                                    / / adds new holdings entries

Institutional Investment manager Filing this Report:

Name:      Michael Larson
Address:   2365 Carillon Point
           Kirkland, WA 98033

Form 13F File number: 28-05147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Michael Larson
Title:   Reporting Manager
Phone:   (425) 889-7900

Signature, Place, and Date of Signing

/s/ Michael Larson             Kirkland, Washington           November 13, 2002
----------------------         --------------------           -----------------
    [Signature]                   [City, State]                     [Date]

The Information Table Entry Value and the Information Table Value Total on the summary page represent the number of issuers and the aggregate value of the securities of such issuers, respectively, listed on the Information Table attached hereto. This change is being made after clarification from the Securities and Exchange Commission staff that such amounts should not include issuers and values of securities that are eligible for confidential treatment. The Reporting Person did not include the Information Table Entry Value or Information Table Value Total on the respective summary pages of prior Form 13F Holding Reports, but these values can be calculated with respect to any prior report by simply adding the number of issuers and the values listed on the Information Table filed as part of such report. These values will be included on subsequent Form 13F Holding Reports filed by the Reporting Person to the extent the Reporting Person files such reports.

Report Type (Check only one.):

/X/ 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          2
Form 13F Information Table Entry Value:     29
Form 13F Information Table Value Total:     $2,130,247
                                            (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      Form 13F File Number      Name

         1        28-05149                  Cascade Investment, L.L.C.
         2        28-10098                  Bill & Melinda Gates Foundation
         [Repeat as necessary.]


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
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                                                  FORM 13F INFORMATION TABLE
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                                                              AMOUNT AND TYPE OF                                VOTING AUTHORITY
                                                                   SECURITY
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    NAME OF ISSUER      TITLE OF CLASS    CUSIP    VALUE     SHARES/PRN    SH/PRN  INVESTMENT   OTHER       SOLE    SHARED  NONE
                                                  (X$1000)      AMOUNT             DISCRETION  MANAGERS
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
ABBOTT LABORATORIES      COMMON STOCK   002824100  13,872.15      261,000    SH        YES        N/A      261,000
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ALASKA AIR GROUP         COMMON STOCK   011659109  26,379.00      792,400    SH        YES        N/A      792,400
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AVISTA CORP              COMMON STOCK   05379B107  49,501.88    3,187,500    SH        YES        N/A     3,187,500
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BOCA RESORTS, INC.       COMMON STOCK   09688T106  26,497.29    2,047,704    SH        YES        N/A     2,047,704
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BRISTOL-MYERS
SQUIBB CO.               COMMON STOCK   110122108  13,136.50      325,000    SH        YES        N/A      325,000
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CANADIAN NATIONAL
RAILWAY CO.              COMMON STOCK   136375102 505,435.33   10,116,800    SH        YES        N/A    10,116,800
----------------------------------------------------------------------------------------------------------------------------------
COX COMMUNICATIONS INC.  COMMON STOCK   224044107 500,310.00   13,500,000    SH        YES        N/A    13,500,000
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ELI LILLY AND CO.        COMMON STOCK   532457108  14,186.22      186,000    SH        YES        N/A      186,000
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EXTENDED STAY
AMERICA, INC.            COMMON STOCK   30224P101  94,690.80    5,442,000    SH        YES        N/A     5,442,000
----------------------------------------------------------------------------------------------------------------------------------
GREATER CHINA FUND       COMMON STOCK   39167B102   2,352.65      235,500    SH        YES        N/A      235,500
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ICOS CORP                COMMON STOCK   449295104  31,398.73    5,031,501    SH        YES        N/A     5,031,501
----------------------------------------------------------------------------------------------------------------------------------
JARDINE FLEMING
INDIA FUND               COMMON STOCK   471112102   1,466.98      178,900    SH        YES        N/A      178,900
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JOHNSON & JOHNSON        COMMON STOCK   478160104  31,864.70      490,000    SH        YES        N/A      490,000
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MERCK & CO.              COMMON STOCK   589331107  78,020.19    1,359,000    SH        YES        N/A     1,359,000
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MS INDIA INVESTMENT
FUND INC.                COMMON STOCK   61745C105   4,747.71      476,200    SH        YES        N/A      476,200
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OTTER TAIL POWER
COMPANY                  COMMON STOCK   689648103  43,215.86    1,399,500    SH        YES        N/A     1,399,500
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NEXTEL PARTNERS INC.     COMMON STOCK   65333F107  54,358.86    9,022,906    SH        YES        N/A     9,022,906
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PNM RESOURCES INC.       COMMON STOCK   69349H107  81,846.87    2,669,500    SH        YES        N/A     2,669,500
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PAIN THERAPEUTICS INC.   COMMON STOCK   69562K100  19,120.00    2,000,000    SH        YES        N/A     2,000,000
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PAN AMERICAN
SILVER CORP              COMMON STOCK   697900108  28,588.00    5,105,000    SH        YES        N/A     5,105,000
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PFIZER INC.              COMMON STOCK   717081103  41,548.00    1,040,000    SH        YES        N/A     1,040,000
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PHARMACIA CORP.          COMMON STOCK   71713U102   9,466.80      210,000    SH        YES        N/A      210,000
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REPUBLIC SERVICES INC    COMMON STOCK   760759100 320,447.93   17,154,600    SH        YES        N/A    17,154,600
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S&P DEPOSITARY
RECEIPTS                  UNIT SER 1    78462F103  57,285.00      500,000    SH        YES        N/A      500,000
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SCHERING PLOUGH CORP.    COMMON STOCK   806605101   7,500.00      240,000    SH        YES        N/A      240,000
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SCHNITZER STEEL
INDS INC                 COMMON STOCK   806882106  10,237.40      602,200    SH        YES        N/A      602,200
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SEATTLE GENETICS INC.    COMMON STOCK   812578102  18,485.71    3,521,088    SH        YES        N/A     3,521,088
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WASTE MANAGEMENT, INC.   COMMON STOCK   94106L109  29,579.00    1,100,000    SH        YES        N/A     1,100,000
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WYETH                    COMMON STOCK   983024100  14,708.25      225,000    SH        YES        N/A      225,000
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


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